Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 6,489,424	$ 8,236,065
Short-term investments	14,700,000	3,000,000
Intercompany receivables	15,000	15,000
Loan receivable		2,621,971
Prepaid expenses and other current assets	1,293,893	204,604
Total current assets	22,498,317	14,077,640
Non-current assets
Long-term investments		1,000,000
Investments in non-VIE subsidiaries	14,138,600	14,621,943
Total non-current assets	14,138,600	15,621,943
Total Assets	36,636,917	29,699,583
Current liabilities
Intercompany payable	1,361,997	1,361,997
Total current liabilities	1,361,997	1,361,997
Total Liabilities	1,361,997	1,361,997
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares, value		1,439
Additional paid-in capital	24,920,060	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	10,491,058	11,387,748
Accumulated other comprehensive loss	(975,343)	(609,367)
Total Shareholders’ Equity	35,274,920	28,337,586
Total Liabilities and Shareholders’ Equity	36,636,917	29,699,583
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares, value	2,111
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares, value	$ 819